Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income (Loss) Per Share
Schedule of basic and diluted net income (loss) per share

	Year Ended December 31,
	2013	2014	2015
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income attributable to SINA	$45,132	$176,802	$25,678

Denominator:
Weighted average ordinary shares outstanding	66,741	64,950	60,237
Basic net income per share attributable to SINA	$0.68	$2.72	$0.43
Diluted net income per share calculation:
Numerator:
Net income attributable to SINA	$45,132	$176,802	$25,678
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity interests	(959)	(2,106)	(1,490)
Add: Effect on interest expenses and amortized issuance cost of convertible debt	—	13,539	—

Net income attributable for calculating diluted net income per share	44,173	188,235	24,188

Denominator:
Weighted average ordinary shares outstanding	66,741	64,950	60,237
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	264	74	23
Unvested restricted share units	82	74	388
Convertible debt	—	6,467	—

Shares used in computing diluted net income per share attributable to SINA	67,087	71,565	60,648

Diluted net income per share attributable to SINA	$0.66	$2.63	$0.40